Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Accounts receivable	2,281,804	2,629,859	376,065
Allowance for credit losses	(90,626)	(107,191)	(15,328)
Accounts receivable, net	2,191,178	2,522,668	360,737

Schedule of Movements of Allowance for Credit Losses

The following table presents movements of the allowance for credit losses:

	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Balance at the beginning of the year	130,148	147,495	90,626	12,959
Provisions/(Reversals)	40,328	(29,129)	18,851	2,696
Write-offs	(22,981)	(27,740)	(2,286)	(327)
Balance at the end of the year	147,495	90,626	107,191	15,328